UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  028-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

 /s/     Jean-Guy Talbot     Montreal, Quebec, Canada     January 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $194,896 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAMDEN PPTY TR                 SH BEN INT       133131102     1456    23400 SH       SOLE                    23400        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     1248    58700 SH       SOLE                    58700        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     2428   474300 SH       SOLE                   474300        0        0
DIGITAL RLTY TR INC            COM              253868103    21774   326600 SH       SOLE                   326600        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105     3318    75900 SH       SOLE                    75900        0        0
EQUITY ONE                     COM              294752100     1019    60000 SH       SOLE                    60000        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    14325   251186 SH       SOLE                   251186        0        0
HCP INC                        COM              40414L109     2838    68500 SH       SOLE                    68500        0        0
HIGHWOODS PPTYS INC            COM              431284108     3284   110700 SH       SOLE                   110700        0        0
HOME PROPERTIES INC            COM              437306103    10766   187000 SH       SOLE                   187000        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    20267  1372184 SH       SOLE                  1372184        0        0
ISHARES TR                     DJ US REAL EST   464287739     2811    49500 SH  PUT  SOLE                    49500        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     3953   128000 SH       SOLE                   128000        0        0
MACERICH CO                    COM              554382101    13414   265100 SH       SOLE                   265100        0        0
MACK CALI RLTY CORP            COM              554489104     2463    92300 SH       SOLE                    92300        0        0
MID-AMER APT CMNTYS INC        COM              59522J103     1395    22300 SH       SOLE                    22300        0        0
PROLOGIS INC                   COM              74340W103    13935   487400 SH       SOLE                   487400        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     4066   181200 SH       SOLE                   181200        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    35357   274215 SH       SOLE                   274215        0        0
SL GREEN RLTY CORP             COM              78440X101    13774   206700 SH       SOLE                   206700        0        0
VENTAS INC                     COM              92276F100    21005   381000 SH       SOLE                   381000        0        0